CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (unaudited) (USD $) In Thousands, except Share data	PREFERRED STOCK	COMMON STOCK	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME	NONCONTROLLING INTERESTS	Total
Balance at Apr. 30, 2008	$ 27,317	$ 439,255	$ (122,498)	$ 173,557	$ 517,631
Balance, shares (in shares) at Apr. 30, 2008	1,150	57,732
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			8,526	2,134	10,660
Distributions - common shares and units			(39,612)	(14,383)	(53,995)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment plan		11,385			11,385
Distribution reinvestment plan, shares (in shares)		1,186
Shares issued		5,978			5,978
Shares issued, shares (in shares)		641
Partnership units issued				3,730	3,730
Redemption of units for common shares		5,034		(5,034)	0
Redemption of units for common shares, shares (in shares)		746
Adjustments to redeemable noncontrolling interests		6			6
Fractional shares repurchased		(10)			(10)
Fractional shares repurchased (in shares)		(1)
Other				394	394
Balance at Apr. 30, 2009	27,317	461,648	(155,956)	160,398	493,407
Balance, shares (in shares) at Apr. 30, 2009	1,150	60,304
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			4,001	524	4,525
Distributions - common shares and units			(47,085)	(14,261)	(61,346)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment plan		10,534			10,534
Distribution reinvestment plan, shares (in shares)		1,240
Shares issued		108,421			108,421
Shares issued, shares (in shares)		13,555
Partnership units issued				3,897	3,897
Redemption of units for common shares		3,755		(3,755)	0
Redemption of units for common shares, shares (in shares)		707
Adjustments to redeemable noncontrolling interests		(192)			(192)
Fractional shares repurchased		(11)			(11)
Fractional shares repurchased (in shares)		(1)
Other		(537)		(1,211)	(1,748)
Balance at Apr. 30, 2010	27,317	583,618	(201,412)	145,592	555,115
Balance, shares (in shares) at Apr. 30, 2010	1,150	75,805
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			20,082	4,282	24,364
Distributions - common shares and units			(53,861)	(13,803)	(67,664)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment plan		11,373			11,373
Distribution reinvestment plan, shares (in shares)		1,334
Shares issued		19,851			19,851
Shares issued, shares (in shares)		2,376
Partnership units issued				4,996	4,996
Redemption of units for common shares		6,905		(6,905)	0
Redemption of units for common shares, shares (in shares)		1,009
Adjustments to redeemable noncontrolling interests		370			370
Fractional shares repurchased		(10)			(10)
Fractional shares repurchased (in shares)		(1)
Other		(171)		(1,562)	(1,733)
Balance at Apr. 30, 2011	$ 27,317	$ 621,936	$ (237,563)	$ 132,600	$ 544,290
Balance, shares (in shares) at Apr. 30, 2011	1,150	80,523